2016 Acquisitions	12 Months Ended
Dec. 31, 2015
Retrospective Adjustments For Common Control Transactions [Abstract]
2016 Acquisitions
2016 Acquisitions

During the first six months of 2016, in two separate transactions, we acquired an NGL fractionator and associated storage caverns from Phillips 66, and a refined petroleum products pipeline system. Details on each of these transactions follow.

Initial Fractionator Acquisition
On February 17, 2016, we entered into a Contribution, Conveyance and Assumption Agreement (CCAA) with subsidiaries of Phillips 66 to acquire a 25 percent controlling interest in Phillips 66 Sweeny Frac LLC (Sweeny Frac LLC) for total consideration of $236 million (the Initial Fractionator Acquisition). Total consideration consisted of the assumption of a $212 million note payable to a subsidiary of Phillips 66 and the issuance of 412,823 newly issued common units to Phillips 66 PDI and 8,425 general partner units to our General Partner to maintain its 2 percent general partner interest. The Initial Fractionator Acquisition closed on March 1, 2016. The total transaction costs of $0.9 million were expensed as incurred.

Subsequent Fractionator Acquisition
On May 4, 2016, we entered into a CCAA with subsidiaries of Phillips 66 to acquire the remaining 75 percent interest in Sweeny Frac LLC and 100 percent of Standish Pipeline for total consideration of $775 million (the Subsequent Fractionator Acquisition). Total consideration consisted of the assumption of $675 million of notes payable to a subsidiary of Phillips 66 and the issuance of 1,400,922 newly issued units to Phillips 66 PDI and 286,753 general partner units to our General Partner to maintain its 2 percent general partner interest in us, after consideration of the Unit Offering. The Subsequent Fractionator Acquisition closed on May 10, 2016. The total transaction costs of $0.7 million were expensed as incurred. The assumed notes were immediately paid down to a remaining balance of $19.4 million using the proceeds of a public unit offering. See Note 23—Subsequent Events for additional information on the unit offering.

Acquired Assets
Through the Initial Fractionator Acquisition and Subsequent Fractionator Acquisition (collectively, the Acquisitions), we acquired the following assets (the Acquired Assets):

•
Sweeny NGL Fractionator. The newly constructed NGL fractionator is located within Phillips 66's Sweeny refinery complex in Old Ocean, Texas, and has a processing capacity of 100,000 barrels per day. The NGL fractionator uses distillation to process a raw (Y-grade) NGL stream into its individual purity components, such as propane and butane.

•
Clemens Caverns. The newly constructed underground salt dome NGL storage facility located near Brazoria, Texas. The Clemens Caverns facilitate handling of Y-grade NGL for input into the Sweeny NGL Fractionator, as well as storage of purity NGL products produced by the fractionator.

•	Standish Pipeline. This 92-mile refined petroleum product pipeline extends from Phillips 66’s refinery in Ponca City, Oklahoma, to our terminal in Wichita, Kansas.

Construction activities on the Sweeny NGL Fractionator and Clemens Caverns began in 2013. Commercial operations at the Sweeny NGL Fractionator commenced in December 2015, and commercial operations at the Clemens Caverns commenced in September 2015.

After the Acquisitions and the unit offering used to pay down the assumed notes, Phillips 66 owned:

•	60,162,787 common units representing an aggregate 60.8 percent limited partner interest.

•	All of the incentive distribution rights.

•	1,978,603 general partner units, representing a 2 percent general partner interest.

Commercial Agreements with Phillips 66
In connection with the Acquisitions, we or our now 100-percent-owned subsidiary, Sweeny Frac LLC, entered into various commercial agreements with Phillips 66 and amended the omnibus agreement and the operational services agreement with Phillips 66:

•
We entered into a fourth amendment to the Omnibus Agreement to, among other things, provide for additional services to be provided to us by Phillips 66 in connection with the Acquired Assets and increase the monthly operational and administrative support fee to approximately $3.0 million.

•
We entered into third and fourth amendments to the Operational Services Agreement to, among other things, provide for additional services to be provided to us by Phillips 66 in support of the Acquired Assets.

•
Sweeny Frac LLC and Phillips 66 entered into a fractionation agreement under which we charge fees to Phillips 66 for the fractionation of Y-grade NGL into its purity components. Phillips 66 pays a monthly fee based on the volume of NGL fractionated, with minimum volume commitments.

•
Sweeny Frac LLC and Phillips 66 entered into an NGL storage agreement under which we charge fees to Phillips 66 for storing Y-grade and purity NGL in the Clemens Caverns. Phillips 66 pays a monthly fee based on minimum storage commitments, a deficiency payment if the actual volume stored is less than the minimum storage volume, and excess fees if the stored volume exceeds specified limits.

See Note 21—Related Party Transactions for additional information on our commercial and support agreements with Phillips 66.

Common Control Transactions
The Acquisitions were considered transfers of businesses between entities under common control, and therefore the Acquired Assets were transferred at historical carrying value. The aggregated net book value of the Acquired Assets, at the time of acquisition, was $1,154 million. Because the Acquisitions were common control transactions in which we acquired businesses, our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, and cash flows of the Acquired Assets as if we owned the Acquired Assets for all periods presented.

The following tables present our results of operations and financial position giving effect to the Acquisitions. The first column presents our historical financial information prior to the retrospective adjustments as presented in our 2015 Form 10-K; the second column presents the retrospective adjustments; and the third column presents our financial information as retrospectively adjusted.

	Millions of Dollars
	Year Ended December 31, 2015
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$260.6	29.9	290.5
Operating revenues—third parties	5.0	—	5.0
Equity in earnings of affiliates	77.1	—	77.1
Other income	5.4	—	5.4
Total revenues and other income	348.1	29.9	378.0

Costs and Expenses
Operating and maintenance expenses	62.2	23.0	85.2
Depreciation	21.8	4.4	26.2
General and administrative expenses	26.6	4.5	31.1
Taxes other than income taxes	9.0	3.0	12.0
Interest and debt expense	33.9	—	33.9
Other expenses	0.1	—	0.1
Total costs and expenses	153.6	34.9	188.5
Income (loss) before income taxes	194.5	(5.0)	189.5
Provision for income taxes	0.3	—	0.3
Net Income (Loss)	194.2	(5.0)	189.2
Less: Net loss attributable to Predecessors	—	(5.0)	(5.0)
Net Income Attributable to the Partnership	$194.2	—	194.2

	Millions of Dollars
	Year Ended December 31, 2014
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$222.9	15.7	238.6
Operating revenues—third parties	6.1	—	6.1
Other income	0.1	—	0.1
Total revenues and other income	229.1	15.7	244.8

Costs and Expenses
Operating and maintenance expenses	52.5	2.6	55.1
Depreciation	16.2	0.6	16.8
General and administrative expenses	25.6	1.8	27.4
Taxes other than income taxes	4.2	0.3	4.5
Interest and debt expense	5.3	—	5.3
Other expenses	0.1	—	0.1
Total costs and expenses	103.9	5.3	109.2
Income before income taxes	125.2	10.4	135.6
Provision for income taxes	0.8	0.1	0.9
Net Income	124.4	10.3	134.7
Less: Net income attributable to Predecessors	8.4	10.3	18.7
Net Income Attributable to the Partnership	$116.0	—	116.0

	Millions of Dollars
	Year Ended December 31, 2013
Consolidated Statement of Income	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Revenues
Operating revenues—related parties	$181.9	8.8	190.7
Operating revenues—third parties	5.1	0.1	5.2
Other income	0.2	—	0.2
Total revenues and other income	187.2	8.9	196.1

Costs and Expenses
Operating and maintenance expenses	52.2	8.8	61.0
Depreciation	14.3	0.7	15.0
General and administrative expenses	18.4	0.6	19.0
Taxes other than income taxes	4.8	0.1	4.9
Interest and debt expense	0.3	—	0.3
Other expenses	—	0.1	0.1
Total costs and expenses	90.0	10.3	100.3
Income (loss) before income taxes	97.2	(1.4)	95.8
Provision for income taxes	0.5	—	0.5
Net Income (Loss)	96.7	(1.4)	95.3
Less: Net income (loss) attributable to Predecessors	67.8	(1.4)	66.4
Net Income Attributable to the Partnership	$28.9	—	28.9

	Millions of Dollars
	As of December 31, 2015
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$48.0	2.3	50.3
Accounts receivable—related parties	21.4	—	21.4
Accounts receivable—third parties	3.3	—	3.3
Materials and supplies	2.5	2.0	4.5
Other current assets	2.2	2.0	4.2
Total Current Assets	77.4	6.3	83.7
Equity investments	944.9	—	944.9
Net properties, plants and equipment	492.4	1,151.7	1,644.1
Goodwill	2.5	—	2.5
Deferred rentals—related parties	5.6	—	5.6
Deferred tax assets	—	0.1	0.1
Other assets	0.7	—	0.7
Total Assets	$1,523.5	1,158.1	2,681.6

Liabilities
Accounts payable—related parties	$3.9	—	3.9
Accounts payable—third parties	8.3	58.6	66.9
Payroll and benefits payable	—	0.7	0.7
Accrued property and other taxes	5.1	2.6	7.7
Accrued interest	15.1	7.1	22.2
Current portion of accrued environmental costs	0.8	—	0.8
Deferred revenues—related parties	4.4	0.2	4.6
Other current liabilities	0.1	—	0.1
Total Current Liabilities	37.7	69.2	106.9
Notes payable—related party	—	964.0	964.0
Long-term debt	1,090.7	—	1,090.7
Asset retirement obligations	3.4	0.5	3.9
Accrued environmental costs	0.8	—	0.8
Deferred income taxes	0.3	—	0.3
Deferred revenues—related parties—long-term	0.5	10.5	11.0
Total Liabilities	1,133.4	1,044.2	2,177.6

Equity
Net investment—Predecessors	—	113.9	113.9
Common unitholders—public	808.9	—	808.9
Common unitholder—Phillips 66	233.0	—	233.0
General partner—Phillips 66	(650.3)	—	(650.3)
Accumulated other comprehensive loss	(1.5)	—	(1.5)
Total Equity	390.1	113.9	504.0
Total Liabilities and Equity	$1,523.5	1,158.1	2,681.6

	Millions of Dollars
	As of December 31, 2014
Consolidated Balance Sheet	Phillips 66 Partners LP (As Previously Reported)	Acquired Assets Predecessor	Phillips 66 Partners LP (As Currently Reported)
Assets
Cash and cash equivalents	$8.3	9.1	17.4
Accounts receivable—related parties	21.5	—	21.5
Accounts receivable—third parties	1.5	—	1.5
Materials and supplies	2.2	0.1	2.3
Other current assets	2.7	—	2.7
Total Current Assets	36.2	9.2	45.4
Net properties, plants and equipment	485.1	545.2	1,030.3
Goodwill	2.5	—	2.5
Intangibles	8.4	—	8.4
Deferred rentals—related parties	5.9	—	5.9
Deferred tax assets	0.5	—	0.5
Other assets	0.9	—	0.9
Total Assets	$539.5	554.4	1,093.9

Liabilities
Accounts payable—related parties	$18.0	—	18.0
Accounts payable—third parties	10.2	102.3	112.5
Payroll and benefits payable	—	0.2	0.2
Accrued property and other taxes	2.7	0.5	3.2
Accrued interest	1.9	6.9	8.8
Deferred revenues—related parties	0.6	—	0.6
Other current liabilities	0.3	—	0.3
Total Current Liabilities	33.7	109.9	143.6
Notes payable—related parties	411.6	352.0	763.6
Long-term debt	18.0	—	18.0
Asset retirement obligations	3.5	0.8	4.3
Deferred revenues—related parties—long-term	0.5	—	0.5
Total Liabilities	467.3	462.7	930.0

Equity
Net investment—Predecessors	—	91.7	91.7
Common unitholders—public	415.3	—	415.3
Common unitholder—Phillips 66	57.1	—	57.1
Subordinated unitholder—Phillips 66	116.8	—	116.8
General partner—Phillips 66	(517.0)	—	(517.0)
Total Equity	72.2	91.7	163.9
Total Liabilities and Equity	$539.5	554.4	1,093.9